Securitisation, covered bonds and other transferred assets	12 Months Ended
Sep. 30, 2025
Securitisation, covered bonds and other transferred assets
Securitisation, covered bonds and other transferred assets

Note 15.Securitisation, covered bonds and other transferred assets

Westpac enters into transactions in the normal course of business by which financial assets are transferred to counterparties or structured entities. Depending on the circumstances, these transfers may result in derecognition of the assets in their entirety, partial derecognition or no derecognition of the assets subject to the transfer. For Westpac’s accounting policy on derecognition of financial assets refer to the Financial Assets and Financial Liabilities.

Securitisation

Securitisation is the transferring of assets (or an interest in either the assets or the cash flows arising from the assets) to a structured entity which then issues the majority of interest bearing debt securities to third party investors for funding deals and to Westpac for liquidity deals. The Group transfers residential mortgages to these structured entities, however the Group retains the risks and rewards of the residential mortgages and continues to recognise the mortgages as financial assets.

Securitisation of its own assets is used by Westpac as a funding and liquidity tool. For securitisation structured entities which Westpac controls, as defined in Note 30, the structured entities are classified as subsidiaries and consolidated. When assessing whether Westpac controls a structured entity, it considers its exposure to and ability to affect variable returns. Westpac may have variable returns from a structured entity through ongoing exposures to the risks and rewards associated with the assets, the provision of derivatives, liquidity facilities, trust management and operational services.

Undrawn funding and liquidity facilities of $251 million (2024: $345 million) were provided by Westpac for the securitisation of its own assets.

Covered bonds

Westpac has two covered bond programs relating to Australian residential mortgages (Australian Program) and New Zealand residential mortgages (New Zealand Program). Under these programs, selected pools of residential mortgages are assigned to bankruptcy remote structured entities which provide guarantees on the payments to bondholders. The Group retains the majority of the risks and rewards of the residential mortgages and continues to recognise the mortgages as financial assets. Through the guarantees and derivatives with the structured entities, Westpac has variable returns from these structured entities and consolidates them.

Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised in the balance sheet in their original category (i.e. Trading securities or Investment securities).

The cash consideration received is recognised as a liability (Repurchase agreements). Refer to Note 19 for further details.

Note 15.Securitisation, covered bonds and other transferred assets (Continued)

The following tables present Westpac’s assets transferred and their associated liabilities.

			For those liabilities that only have
			recourse to the transferred assets:
	Carrying	Carrying
	amount of	amount of	Fair value of	Fair value of
	transferred	associated	transferred	transferred	Net fair
$m	assets	liabilities	assets	liabilities	value position
Consolidated
2025
Securitisation[a]	5,627	5,587	5,627	5,617	10
Covered bonds[b]	42,890	37,671	n/a	n/a	n/a
Repurchase agreements	15,230	14,664	n/a	n/a	n/a
Total	63,747	57,922	5,627	5,617	10
2024
Securitisation[a]	5,580	5,539	5,575	5,552	23
Covered bonds[b]	50,269	39,472	n/a	n/a	n/a
Repurchase agreements	19,938	18,848	n/a	n/a	n/a
Total	75,787	63,859	5,575	5,552	23
Parent Entity
2025
Securitisation[a]	6,420	6,380	6,421	6,410	11
Covered bonds[b]	36,264	31,911	n/a	n/a	n/a
Repurchase agreements	13,379	13,183	n/a	n/a	n/a
Total	56,063	51,474	6,421	6,410	11
2024
Securitisation[a]	6,449	6,407	6,443	6,420	23
Covered bonds[b]	43,337	35,512	n/a	n/a	n/a
Repurchase agreements	16,205	16,071	n/a	n/a	n/a
Total	65,991	57,990	6,443	6,420	23

a.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
b.	The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.